Earnings Per Share (Reconciliation Of Weighted Average Number Of Shares Outstanding) (Details) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Earnings Per Share
Basic weighted average number of shares outstanding	342	369	364	386	395
Dilutive common share equivalents-stock options and other stock awards	1	2	2	4	7
Diluted weighted average number of shares outstanding	343	371	366	390	402